Commitments and Contingencies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Apr. 29, 2015
Merger Agreement [Member]
Make-Whole and Put Right	The Make-Whole Right is defined in Section 4.12(a) of the Agreement and Plan of Merger, dated as of April 23, 2015 and as thereafter amended between the Company, Merger Sub, LS and LookSmart Group, Inc. (the "Merger Agreement" and the transactions contemplated therein, the "Merger"). Pursuant to the Make-Whole Right, if Pyxis conducts an offering of its common stock or a sale of Pyxis and/or substantially all of its assets (either, a "Future Pyxis Offering") at a price per share (the "New Offering Price") that is less than $4.30 following the Merger, then a LS stockholder of record on April 29, 2015, who on the date of the consummation of a Future Pyxis Offering continues to hold Pyxis common shares that the LS stockholder received in connection with the Merger (the "MWR Holder"), is entitled to receive in Pyxis common shares the difference between the New Offering Price and $4.30 (i.e., the Make-Whole Right) per Pyxis common share still held by such MWR Holder. Under Section 4.12(d) of the Merger Agreement, the Make-Whole Right applies only to the first Future Pyxis Offering following the closing of the Merger, provided that such Future Pyxis Offering results in gross proceeds to Pyxis of at least $5 million (excluding the proceeds from any shares purchased by certain affiliates). In December 2017, Pyxis completed a common stock offering (the "Offering"), which resulted in gross proceeds of $4.8 million. The Offering qualified as Future Pyxis Offering and thus, the Make-Whole Right is no longer available. The Put Right is defined in Section 4.12(c) of the Merger Agreement. Pursuant to the Put Right, if a Future Pyxis Offering has not occurred within three (3) years of the closing date of the Merger (i.e., by October 28, 2018), each MWR Holder may, at its option following written notice to Pyxis, require that Pyxis purchase a pro rata amount of Pyxis common stock from such MWR Holder (based on the total amount of shares of Pyxis common stock held by all MWR Holders) that will result in, among other things, an amount of gross proceeds not to exceed an aggregate of $2 million (i.e., the Put Right). As discussed above, in December 2017 Pyxis completed the Offering, which qualified as a Future Pyxis Offering and accordingly, the Put Right is no longer available to MWR Holders.
Consideration value			$ 4.30
Gross proceeds from common share offering	$ 5,000	$ 4,800
MWR Holders [Member]
Maximum consideration value	$ 2,000